Business Division Information and Geographical Segments (Details 1) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Sales revenue	$ 1,389,075	$ 353,903	$ 3,458,473	$ 619,034	$ 1,634,602	$ 741,785
United States [Member]
Sales revenue	93,734	93,388	147,261	160,165	167,732	$ 384,983
Europe [Member]
Sales revenue	642,494	60,543	1,605,730	60,543	500,268
United Kingdom [Member]
Sales revenue	$ 652,847	$ 199,972	$ 1,705,482	$ 398,326	$ 966,602	$ 356,802